Disclosure Impairment Of Assets (Summary) (Parenthetical) (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Retail Segment [Member] | Intangible Assets [Member]
Disclosure of Impairment of Assets [LineItems]
Impairment of Assets	$ 200
Retail Segment [Member] | Property, plant and equipment [Member]
Disclosure of Impairment of Assets [LineItems]
Impairment of Assets	120
Retail Segment [Member] | Working Capital & Other [Member]
Disclosure of Impairment of Assets [LineItems]
Impairment of Assets	15
Nitrogen Segment [Member] | Property, plant and equipment [Member]
Disclosure of Impairment of Assets [LineItems]
Impairment of Assets	195
Retail and Nitrogen [Member]
Disclosure of Impairment of Assets [LineItems]
Impairment of Assets	$ 530